Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premises and equipment disclosures
Buildings and improvements	SFr 1,617	SFr 1,648
Land	347	346
Leasehold improvements	1,880	1,812
Software	5,909	5,709
Equipment	1,805	1,828
Premises and equipment	11,558	11,343
Accumulated depreciation	(6,720)	(6,657)
Total premises and equipment, net	4,838	4,686
Depreciation and impairment
Depreciation	830	826	SFr 887
Impairment	8	33	25
Bank
Premises and equipment disclosures
Buildings and improvements	1,595	1,624
Land	347	346
Leasehold improvements	1,752	1,751
Software	5,715	5,583
Equipment	1,136	1,226
Premises and equipment	10,545	10,530
Accumulated depreciation	(6,015)	(6,085)
Total premises and equipment, net	4,530	4,445
Depreciation and impairment
Depreciation	745	770	882
Impairment	SFr 8	SFr 33	SFr 25